Schedule of Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryover	$ 17,736	$ 15,976
Net operating loss carryover - States	4,471	4,283
R&D credit carryforward	325	325
Stock-based compensation	390	200
R&D capitalization	2,210	1,790
Other	6
Deferred tax liabilities
Depreciation	(48)	(36)
Other		(13)
Valuation allowance	(25,090)	(22,525)
Net deferred tax asset